Condensed Financial Statements of the Company (Details) - Schedule of condensed balance sheets - VIEs [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	¥ 7,842	¥ 10,812
Amounts due from related parties	74,505
Prepaid expenses and other current assets		7,767
Total assets	82,347	18,579
Non-current assets
Investments in subsidiaries and VIEs	148,931	222,869
Total non-current assets and total assets	231,278	241,448
Current liabilities
Amounts due to a related party		10,434
Accrued expenses and other current liabilities	1,045
Total current liabilities and total liabilities	1,045	10,434
Shareholders’ equity
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 86,838,700 shares issued and outstanding as of December 31, 2021, and 86,838,700 shares issued and outstanding as of December 31, 2022, respectively)	6	6
Additional paid-in capital	349,125	389,199
Statutory reserves	54,366	49,060
Accumulated other comprehensive loss	2,430	462
Accumulated deficits	(175,694)	(207,713)
Total shareholders’ equity	230,233	231,014
Total liabilities and shareholders’ equity	¥ 231,278	¥ 241,448